Right of Use Assets - Schedule of Right of Use Assets (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Right of use assets, at cost, beginning	$ 582
Right of use assets, at cost, ending	288
Buildings [Member]
Statement Line Items [Line Items]
Right of use assets, at cost, beginning	757
Accumulated amortization, Beginning	242
Vehicles and Equipment [Member]
Statement Line Items [Line Items]
Right of use assets, at cost, beginning	106
Right of use assets, at cost, ending	84
Accumulated amortization, Beginning	39
Accumulated amortization, ending	29
IFRS 16 Leases [Member]
Statement Line Items [Line Items]
Right of use assets, at cost, beginning	863
Modification of building lease	(182)
Disposals	(19)
Impact of foreign exchange rate changes	(19)
Right of use assets, at cost, ending	643
Accumulated amortization, Beginning	281
Disposals	(19)
Depreciation	101
Impact of foreign exchange rate changes	(8)
Accumulated amortization, ending	355
Right of use assets, carrying amount	288	$ 582
IFRS 16 Leases [Member] | Buildings [Member]
Statement Line Items [Line Items]
Modification of building lease	(182)
Disposals
Impact of foreign exchange rate changes	(16)
Right of use assets, at cost, ending	559
Disposals
Depreciation	91
Impact of foreign exchange rate changes	(7)
Accumulated amortization, ending	326
Right of use assets, carrying amount	233	515
IFRS 16 Leases [Member] | Vehicles and Equipment [Member]
Statement Line Items [Line Items]
Modification of building lease
Disposals	(19)
Impact of foreign exchange rate changes	(3)
Disposals	(19)
Depreciation	10
Impact of foreign exchange rate changes	(1)
Right of use assets, carrying amount	$ 55	$ 67